Eaton Vance
Emerging Markets Local Income Fund
January 31, 2023 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2023, the value of the Fund’s investment in the Portfolio was $1,001,987,945 and the Fund owned 85.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.0%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 7,755,574
			$ 7,755,574
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,427,443
			$ 3,427,443
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 524,162
			$ 524,162
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,208,205
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,335,839
			$ 11,544,044
Total Foreign Corporate Bonds (identified cost $30,639,994)			$ 23,251,223

Loan Participation Notes — 1.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$ 14,224,655
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	84,486,000	7,543,303
Total Loan Participation Notes (identified cost $24,451,264)			$ 21,767,958

Sovereign Government Bonds — 64.1%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	1,276	$ 1,105,889
			$ 1,105,889
Security	Principal Amount (000's omitted)		Value
Armenia — 0.5%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	5,828	$ 5,924,343
			$ 5,924,343
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,122,583
			$ 3,122,583
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,662,253
			$ 2,662,253
Benin — 0.0%(3)
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	316	$ 337,055
			$ 337,055
Bolivia — 0.2%
Bolivian Government International Bond, 5.95%, 8/22/23(1)	USD	2,562	$ 2,497,950
			$ 2,497,950
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 17,990
1.50%, 10/30/23	BAM	88	48,579
1.50%, 12/15/23	BAM	5	2,624
1.50%, 5/31/25	BAM	1,669	917,602
1.50%, 6/9/25	BAM	160	88,013
1.50%, 12/24/25	BAM	174	95,380
1.50%, 9/25/26	BAM	145	79,948
1.50%, 9/26/27	BAM	55	28,174
			$ 1,278,310
Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,051,332
			$ 4,051,332
Colombia — 1.1%
Republic of Colombia:
2.625%, 3/15/23	USD	3,500	$ 3,495,385
4.00%, 2/26/24	USD	3,429	3,381,077
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	14,398,000	2,416,782

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Titulos De Tesoreria B: (continued)
6.00%, 4/28/28	COP	18,865,200	$ 3,136,725
10.00%, 7/24/24	COP	3,528,300	739,440
			$ 13,169,409
Costa Rica — 0.1%
Costa Rica Government Bond, 9.66%, 9/30/26(1)	CRC	749,400	$ 1,362,621
			$ 1,362,621
Czech Republic — 0.4%
Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$ 4,955,446
			$ 4,955,446
Dominican Republic — 5.3%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,661,502
8.00%, 2/12/27(1)	DOP	568,540	8,431,834
8.90%, 2/15/23(1)	DOP	145,250	2,562,757
12.00%, 8/8/25(2)	DOP	836,870	13,938,199
12.75%, 9/23/29(2)	DOP	587,800	10,563,993
13.00%, 6/9/34(1)	DOP	312,000	5,727,718
13.625%, 2/3/33(1)	DOP	512,000	9,022,026
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	508,030
12.00%, 10/3/25(2)	DOP	221,270	3,673,472
13.00%, 12/5/25(2)	DOP	383,340	6,339,007
			$ 62,428,538
Ecuador — 0.3%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(1)(6)	USD	6,853	$ 2,908,755
			$ 2,908,755
Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,218	$ 2,214,747
			$ 2,214,747
Hungary — 0.8%
Hungary Government Bond, 3.25%, 10/22/31	HUF	4,850,000	$ 9,581,537
			$ 9,581,537
Indonesia — 9.0%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	130,320,000	$ 8,566,780
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government Bond: (continued)
6.375%, 4/15/32	IDR	46,500,000	$ 3,037,080
6.50%, 2/15/31	IDR	357,135,000	23,581,155
7.125%, 6/15/42	IDR	54,928,000	3,722,206
7.125%, 6/15/43	IDR	261,090,000	17,819,610
7.375%, 5/15/48	IDR	19,717,000	1,347,569
7.50%, 8/15/32	IDR	70,753,000	4,970,032
7.50%, 5/15/38	IDR	267,486,000	18,749,716
7.50%, 4/15/40	IDR	45,427,000	3,184,557
8.25%, 6/15/32	IDR	11,609,000	854,923
8.25%, 5/15/36	IDR	242,576,000	18,062,283
8.375%, 4/15/39	IDR	22,764,000	1,722,319
9.50%, 5/15/41	IDR	5,702,000	468,419
			$106,086,649
Iraq — 0.1%
Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$ 1,703,353
			$ 1,703,353
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,820,166
			$ 1,820,166
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,374,034
			$ 4,374,034
Macedonia — 0.6%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 933,617
3.675%, 6/3/26(1)	EUR	600	606,369
5.625%, 7/26/23(1)	EUR	4,592	5,002,927
			$ 6,542,913
Malaysia — 1.1%
Malaysia Government Bond:
3.828%, 7/5/34	MYR	28,100	$ 6,555,718
4.254%, 5/31/35	MYR	27,750	6,624,722
			$ 13,180,440
Mexico — 5.7%
Mexican Bonos:
7.75%, 11/13/42	MXN	230,000	$ 11,037,020

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Bonos: (continued)
8.50%, 5/31/29	MXN	178,520	$ 9,404,716
8.50%, 11/18/38	MXN	410,469	21,340,754
10.00%, 11/20/36	MXN	22,074	1,299,272
Mexican Udibonos, 4.00%, 11/30/28	MXN	446,552	23,436,739
			$ 66,518,501
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,145,379
			$ 3,145,379
Peru — 2.5%
Peru Government Bond:
5.40%, 8/12/34	PEN	7,309	$ 1,519,089
5.94%, 2/12/29	PEN	4,380	1,036,445
6.15%, 8/12/32	PEN	20,786	4,733,033
6.714%, 2/12/55	PEN	4,100	906,124
6.85%, 2/12/42	PEN	19,284	4,394,502
6.90%, 8/12/37	PEN	8,763	2,027,436
6.95%, 8/12/31	PEN	59,887	14,618,721
			$ 29,235,350
Romania — 4.1%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,859,391
3.624%, 5/26/30(1)	EUR	2,755	2,549,788
Romanian Government Bond:
2.50%, 10/25/27	RON	70,650	12,719,459
3.25%, 6/24/26	RON	57,650	11,270,340
4.15%, 1/26/28	RON	48,045	9,257,040
4.85%, 4/22/26	RON	32,030	6,599,557
5.80%, 7/26/27	RON	16,020	3,346,132
			$ 48,601,707
Serbia — 3.8%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 9,916,824
4.50%, 8/20/32	RSD	3,298,130	25,679,066
5.875%, 2/8/28	RSD	970,810	8,885,921
			$ 44,481,811
Security	Principal Amount (000's omitted)		Value
Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	590	$ 584,047
			$ 584,047
South Africa — 14.6%
Republic of South Africa:
8.25%, 3/31/32	ZAR	147,394	$ 7,451,868
8.50%, 1/31/37	ZAR	369,200	17,273,818
8.75%, 1/31/44	ZAR	408,487	18,538,032
8.75%, 2/28/48	ZAR	231,000	10,515,810
9.00%, 1/31/40	ZAR	334,480	15,868,577
10.50%, 12/21/26	ZAR	1,653,872	102,650,825
			$172,298,930
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(1)(7)	USD	5,529	$ 4,384,497
			$ 4,384,497
Thailand — 3.9%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 13,997,861
3.30%, 6/17/38	THB	594,751	18,792,452
3.40%, 6/17/36	THB	205,000	6,658,361
4.875%, 6/22/29	THB	183,489	6,447,051
			$ 45,895,725
Ukraine — 4.1%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	914,377	$ 11,090,216
9.99%, 5/22/24	UAH	589,859	10,366,334
10.00%, 8/23/23	UAH	38,483	809,667
10.95%, 11/1/23	UAH	31,964	640,862
11.67%, 11/22/23	UAH	118,929	2,384,468
12.52%, 5/13/26	UAH	82,487	1,204,637
15.84%, 2/26/25	UAH	940,181	16,232,085
15.97%, 4/19/23	UAH	178,157	3,836,549
16.00%, 5/24/23	UAH	98,697	2,198,696
			$ 48,763,514
United Arab Emirates — 0.2%
Sharjah Sukuk, Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,697,609
			$ 2,697,609
Uruguay — 2.0%
Uruguay Government Bond, 3.875%, 7/2/40(8)	UYU	662,090	$ 18,368,961

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uruguay (continued)
Uruguay Monetary Regulation Bill:
0.00%, 2/1/23	UYU	97,971	$ 2,532,434
0.00%, 2/8/23	UYU	83,929	2,165,542
0.00%, 7/3/24	UYU	38,225	847,621
			$ 23,914,558
Uzbekistan — 0.4%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,049,237
14.00%, 7/19/24(1)	UZS	7,500,000	636,229
14.50%, 11/25/23(1)	UZS	11,470,000	1,002,940
			$ 4,688,406
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,092,760
			$ 3,092,760
Zambia — 0.4%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 3,849,136
11.00%, 12/27/26	ZMW	21,670	763,997
			$ 4,613,133
Total Sovereign Government Bonds (identified cost $888,855,909)			$754,224,250

Short-Term Investments — 22.5%
Affiliated Fund — 10.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(9)	124,919,064	$124,919,064
Total Affiliated Fund (identified cost $124,919,064)		$124,919,064

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	122,375	$ 2,996,749
Total Sovereign Government Securities (identified cost $3,885,061)			$ 2,996,749

U.S. Treasury Obligations — 11.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/23/23	$15,950	$ 15,906,649
0.00%, 3/16/23	73,318	72,926,829
0.00%, 3/23/23	48,382	48,083,942
Total U.S. Treasury Obligations (identified cost $136,934,926)		$136,917,420
Total Short-Term Investments (identified cost $265,739,051)		$264,833,233

Total Purchased Options — 0.1% (identified cost $1,032,158)	$ 908,429
Total Investments — 90.5% (identified cost $1,210,718,376)	$1,064,985,093
Total Written Options — (0.0)%(3) (premiums received $271,199)	$ (274,170)
Other Assets, Less Liabilities — 9.6%	$ 112,447,514
Net Assets — 100.0%	$1,177,158,437
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $129,179,589 or 11.0% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $43,802,115 or 3.7% of the Portfolio's net assets.

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	3,070,000	USD	18.00	4/11/23	$218,385
Call MXN vs. Put USD (Digital Option)	Citibank, N.A.	USD	121,000	USD	18.00	4/13/23	9,192
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	USD	7.00	1/18/24	247,757
Call USD vs. Put CNH	Goldman Sachs International	USD	45,100,000	USD	7.00	1/18/24	433,095
Total							$908,429
Written Currency Options — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	USD	7.50	1/18/24	$ (99,768)
Call USD vs. Put CNH	Goldman Sachs International	USD	45,100,000	USD	7.50	1/18/24	(174,402)
Total							$(274,170)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	221,478,542	USD	42,181,970	2/2/23	$ 1,447,946
BRL	80,164,000	USD	14,691,200	2/2/23	1,100,617
BRL	52,850,452	USD	9,761,271	2/2/23	649,944
BRL	11,800,000	USD	2,174,193	2/2/23	150,334
USD	29,655,523	BRL	151,778,450	2/2/23	(243,902)
USD	17,721,842	BRL	91,932,000	2/2/23	(388,199)
USD	22,638,341	BRL	122,582,544	2/2/23	(1,509,669)
BRL	231,201,553	USD	42,197,757	3/2/23	3,119,886
BRL	56,018,622	USD	10,257,285	3/2/23	722,883
BRL	18,200,000	USD	3,481,961	3/2/23	85,408
USD	9,708,887	BRL	53,195,000	3/2/23	(717,825)
IDR	88,950,400,000	USD	5,721,755	3/6/23	204,222
IDR	81,492,000,000	USD	5,246,379	3/6/23	182,711

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	74,724,600,000	USD	4,814,233	3/6/23	$ 164,005
IDR	23,747,405,797	USD	1,522,329	3/6/23	59,750
USD	1,523,040	IDR	23,071,169,194	3/6/23	(13,987)
USD	6,156,464	IDR	93,233,490,806	3/6/23	(54,858)
CLP	12,586,566,480	USD	14,462,331	3/15/23	1,248,024
CLP	12,586,000,000	USD	14,469,328	3/15/23	1,240,320
CLP	1,752,400,000	USD	2,115,633	3/15/23	71,685
CLP	582,000,000	USD	699,729	3/15/23	26,714
COP	154,464,794,077	USD	31,724,131	3/15/23	1,088,894
COP	6,855,300,000	USD	1,401,458	3/15/23	54,817
COP	652,000,000	USD	141,309	3/15/23	(2,805)
COP	9,848,270,000	USD	2,102,130	3/15/23	(10,058)
COP	16,875,000,000	USD	3,677,272	3/15/23	(92,508)
EUR	201,869,495	USD	216,378,554	3/15/23	3,661,198
EUR	10,518,605	USD	11,274,614	3/15/23	190,770
IDR	848,980,070,901	USD	54,213,287	3/15/23	2,344,616
IDR	75,439,395,708	USD	4,801,283	3/15/23	224,387
IDR	54,991,982,644	USD	3,528,746	3/15/23	134,745
IDR	38,034,126,939	USD	2,416,036	3/15/23	117,746
IDR	44,653,700,000	USD	2,863,867	3/15/23	110,902
KRW	22,381,000,000	USD	17,265,293	3/15/23	908,243
KRW	10,268,000,000	USD	7,863,319	3/15/23	474,373
KRW	11,253,000,000	USD	8,671,496	3/15/23	466,023
KRW	7,760,000,000	USD	5,987,008	3/15/23	314,170
KRW	3,084,400,000	USD	2,378,617	3/15/23	125,939
KRW	1,614,000,000	USD	1,236,014	3/15/23	74,565
KRW	1,768,000,000	USD	1,362,410	3/15/23	73,219
KRW	1,219,400,000	USD	940,793	3/15/23	49,368
PEN	50,387,218	USD	13,039,833	3/15/23	18,798
PEN	4,858,500	USD	1,256,888	3/15/23	2,268
PEN	152,818	USD	39,787	3/15/23	(182)
PEN	6,918,000	USD	1,797,583	3/15/23	(4,676)
PEN	10,020,000	USD	2,603,612	3/15/23	(6,773)
PEN	41,100,000	USD	10,693,378	3/15/23	(41,674)
USD	3,323,633	CLP	2,741,000,000	3/15/23	(97,640)
USD	2,299,680	COP	11,197,140,625	3/15/23	(78,934)
USD	3,754,981	COP	18,283,000,000	3/15/23	(128,885)
USD	7,773,394	COP	37,848,652,744	3/15/23	(266,813)
USD	735,095	EUR	685,804	3/15/23	(12,438)
USD	753,930	EUR	703,376	3/15/23	(12,757)
USD	1,230,877	EUR	1,148,342	3/15/23	(20,827)
USD	5,524,009	EUR	5,153,602	3/15/23	(93,468)
USD	5,899,556	EUR	5,503,967	3/15/23	(99,822)
USD	7,093,845	EUR	6,618,174	3/15/23	(120,030)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,822,418	EUR	8,230,839	3/15/23	$ (149,278)
USD	37,898,057	EUR	35,356,839	3/15/23	(641,248)
USD	50,842,311	EUR	47,433,128	3/15/23	(860,269)
USD	7,336,492	IDR	113,473,522,647	3/15/23	(222,960)
USD	6,363,070	IDR	99,645,682,644	3/15/23	(275,190)
USD	7,884,193	IDR	123,466,461,062	3/15/23	(340,976)
USD	18,444,752	IDR	288,844,814,013	3/15/23	(797,698)
USD	4,440,757	PEN	17,008,100	3/15/23	32,844
USD	3,881,887	PEN	15,000,000	3/15/23	(5,596)
USD	1,288,892	PEN	5,000,000	3/15/23	(6,935)
USD	1,333,544	PEN	5,172,818	3/15/23	(7,072)
USD	5,175,850	PEN	20,000,000	3/15/23	(7,462)
USD	6,444,462	PEN	25,000,000	3/15/23	(34,677)
USD	8,516,688	PEN	33,036,234	3/15/23	(45,165)
USD	9,022,246	PEN	35,000,000	3/15/23	(48,548)
USD	10,726,190	PEN	41,606,892	3/15/23	(56,883)
BRL	151,778,450	USD	29,324,353	4/4/23	235,981
BRL	91,932,000	USD	17,448,716	5/3/23	371,517
IDR	53,943,000,000	USD	3,452,668	7/11/23	136,622
IDR	42,270,700,000	USD	2,695,062	7/11/23	117,570
IDR	33,816,000,000	USD	2,157,334	7/11/23	92,734
IDR	33,816,300,000	USD	2,159,736	7/11/23	90,352
USD	2,471,594	IDR	37,653,000,000	7/11/23	(33,783)
USD	3,018,893	IDR	46,020,000,000	7/11/23	(43,212)
USD	5,258,970	IDR	80,173,000,000	7/11/23	(75,626)
USD	1,939,205	IDR	29,316,907,070	7/25/23	(11,176)
USD	3,242,199	IDR	49,000,000,000	7/25/23	(17,650)
USD	3,433,842	IDR	51,524,792,000	7/27/23	6,106
					$14,293,082
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,153,843	UZS	13,021,113,284	ICBC Standard Bank plc	2/7/23	$ 15,762	$ —
UZS	13,034,704,078	USD	1,132,566	ICBC Standard Bank plc	2/7/23	6,702	—
UZS	13,007,522,490	USD	1,132,566	ICBC Standard Bank plc	2/7/23	4,326	—
MYR	86,760,000	USD	19,648,519	Barclays Bank PLC	2/10/23	708,420	—
MYR	43,600,000	USD	9,915,852	Barclays Bank PLC	2/10/23	314,237	—
MYR	66,850,000	USD	15,193,182	Goldman Sachs International	2/10/23	492,173	—
MYR	32,356,044	USD	7,312,100	Goldman Sachs International	2/10/23	279,762	—
MYR	34,590,000	USD	7,906,286	Goldman Sachs International	2/10/23	209,741	—
MYR	39,153,956	USD	9,006,085	Goldman Sachs International	2/10/23	180,806	—

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	474,176	EUR	440,260	Standard Chartered Bank	2/10/23	$ —	$ (4,725)
USD	487,498	EUR	452,849	Standard Chartered Bank	2/10/23	—	(5,097)
USD	593,194	EUR	550,764	Standard Chartered Bank	2/10/23	—	(5,911)
USD	609,860	EUR	566,514	Standard Chartered Bank	2/10/23	—	(6,377)
USD	4,663,552	EUR	4,329,982	Standard Chartered Bank	2/10/23	—	(46,468)
USD	4,794,569	EUR	4,453,795	Standard Chartered Bank	2/10/23	—	(50,131)
USD	24,478,312	MYR	104,400,000	Goldman Sachs International	2/10/23	—	(17,589)
USD	123,301	ZMW	2,240,380	Standard Chartered Bank	2/13/23	5,778	—
UZS	6,486,772,753	USD	566,283	ICBC Standard Bank plc	2/16/23	1,315	—
CNH	661,171,267	USD	95,348,882	Goldman Sachs International	2/17/23	2,620,421	—
CNH	559,070,617	USD	80,624,735	Goldman Sachs International	2/17/23	2,215,766	—
CNH	15,700,000	USD	2,177,338	State Street Bank and Trust Company	2/17/23	149,015	—
CNH	44,000,000	USD	6,341,342	UBS AG	2/17/23	178,374	—
TRY	105,000,000	USD	5,512,405	Standard Chartered Bank	2/17/23	30,052	—
USD	29,678,264	CNH	206,212,235	Bank of America, N.A.	2/17/23	—	(877,312)
USD	7,139,403	CNH	49,506,280	Goldman Sachs International	2/17/23	—	(196,208)
USD	9,371,498	CNH	65,600,000	Goldman Sachs International	2/17/23	—	(348,807)
USD	12,517,504	CNH	87,595,000	Goldman Sachs International	2/17/23	—	(461,919)
USD	49,449,674	CNH	342,895,516	Goldman Sachs International	2/17/23	—	(1,358,998)
USD	2,572,248	CNH	17,700,000	Standard Chartered Bank	2/17/23	—	(50,456)
USD	11,260,985	CNH	78,845,000	UBS AG	2/17/23	—	(421,903)
USD	463,820	ZMW	8,842,724	Societe Generale	2/17/23	231	—
EGP	166,000,000	USD	6,535,433	Citibank, N.A.	2/21/23	—	(1,126,914)
SGD	4,400,000	USD	3,194,406	BNP Paribas	2/22/23	156,053	—
SGD	11,620,000	USD	8,551,223	Standard Chartered Bank	2/22/23	297,033	—
CZK	63,000,000	USD	2,687,885	Citibank, N.A.	3/15/23	90,269	—
CZK	624,447,887	USD	27,064,596	UBS AG	3/15/23	805,177	—
CZK	624,447,889	USD	27,056,622	UBS AG	3/15/23	782,087	—
CZK	624,447,887	USD	27,315,344	UBS AG	3/15/23	746,532	—
CZK	41,000,000	USD	1,862,214	UBS AG	3/15/23	9,972	—
EUR	3,554,481	USD	3,767,216	Bank of America, N.A.	3/15/23	—	(88,852)
EUR	6,881,022	USD	7,264,639	Barclays Bank PLC	3/15/23	—	(59,715)
EUR	1,853,676	USD	1,984,082	Citibank, N.A.	3/15/23	—	(31,987)
EUR	32,168,712	USD	34,907,862	Standard Chartered Bank	3/15/23	—	(221,852)
EUR	2,027,461	USD	2,154,279	UBS AG	3/15/23	—	(13,200)
EUR	1,783,527	USD	1,895,621	UBS AG	3/15/23	—	(52,327)
EUR	1,781,241	USD	1,876,804	UBS AG	3/15/23	—	(54,819)
EUR	1,779,756	USD	1,874,171	UBS AG	3/15/23	—	(56,437)
MXN	2,124,232,380	USD	106,275,384	UBS AG	3/15/23	5,705,554	—
MYR	30,647,269	USD	6,927,815	Barclays Bank PLC	3/15/23	286,532	—
MYR	12,400,000	USD	2,863,411	Barclays Bank PLC	3/15/23	55,541	—
MYR	17,000,000	USD	3,900,872	Goldman Sachs International	3/15/23	100,917	—
MYR	17,000,000	USD	3,901,767	Goldman Sachs International	3/15/23	100,022	—
PLN	329,319,920	USD	74,227,158	Barclays Bank PLC	3/15/23	598,645	—
PLN	16,122,277	USD	3,633,885	Barclays Bank PLC	3/15/23	29,307	—

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	6,500,000	USD	1,465,069	Barclays Bank PLC	3/15/23	$ 11,816	$ —
PLN	4,000,000	USD	923,521	Citibank, N.A.	3/15/23	1,108	—
PLN	15,750,000	USD	3,484,822	HSBC Bank USA, N.A.	3/15/23	52,398	—
RON	172,497,000	USD	37,872,723	Standard Chartered Bank	3/15/23	239,180	—
SGD	12,714,100	USD	9,369,098	UBS AG	3/15/23	316,531	—
THB	1,446,200,000	USD	42,096,102	Standard Chartered Bank	3/15/23	1,899,520	—
THB	1,100,367,124	USD	32,195,445	Standard Chartered Bank	3/15/23	1,279,410	—
THB	470,585,000	USD	13,689,268	Standard Chartered Bank	3/15/23	626,650	—
USD	2,282,196	MXN	43,376,000	Goldman Sachs International	3/15/23	—	(4,411)
USD	2,718,684	MXN	51,672,004	Goldman Sachs International	3/15/23	—	(5,255)
USD	2,993,693	MXN	56,986,000	Standard Chartered Bank	3/15/23	—	(10,378)
USD	4,839,278	MXN	92,612,100	UBS AG	3/15/23	—	(42,858)
USD	1,075,228	MXN	21,491,654	UBS AG	3/15/23	—	(57,725)
USD	13,094,723	MXN	252,601,000	UBS AG	3/15/23	—	(221,379)
USD	31,803,171	MXN	635,681,786	UBS AG	3/15/23	—	(1,707,401)
USD	11,605,732	SGD	15,734,100	Citibank, N.A.	3/15/23	—	(380,540)
USD	9,587,869	SGD	13,000,000	Goldman Sachs International	3/15/23	—	(315,559)
USD	1,303,258	THB	44,200,000	Standard Chartered Bank	3/15/23	—	(41,374)
USD	22,652,752	THB	778,241,524	Standard Chartered Bank	3/15/23	—	(1,022,548)
USD	5,548,928	ZAR	95,070,000	Barclays Bank PLC	3/15/23	104,639	—
USD	5,002,114	ZAR	86,273,864	Citibank, N.A.	3/15/23	61,545	—
USD	5,232,067	ZAR	90,494,820	Citibank, N.A.	3/15/23	49,781	—
USD	7,779,007	ZAR	137,139,111	Citibank, N.A.	3/15/23	—	(74,416)
USD	8,399,735	ZAR	148,082,168	Citibank, N.A.	3/15/23	—	(80,354)
USD	7,300,754	ZAR	126,071,020	Goldman Sachs International	3/15/23	81,158	—
USD	7,079,604	ZAR	126,153,141	Goldman Sachs International	3/15/23	—	(144,695)
USD	36,340,351	ZAR	647,557,331	Goldman Sachs International	3/15/23	—	(742,735)
USD	84,499,475	ZAR	1,505,716,176	Goldman Sachs International	3/15/23	—	(1,727,026)
USD	6,693,484	ZAR	115,497,540	Standard Chartered Bank	3/15/23	79,389	—
USD	5,785,877	ZAR	99,934,309	Standard Chartered Bank	3/15/23	63,028	—
USD	8,932,868	ZAR	154,950,753	Standard Chartered Bank	3/15/23	59,442	—
USD	4,733,342	ZAR	81,975,324	Standard Chartered Bank	3/15/23	38,934	—
USD	4,639,822	ZAR	80,684,374	Standard Chartered Bank	3/15/23	19,342	—
USD	2,886,176	ZAR	50,199,938	Standard Chartered Bank	3/15/23	11,421	—
USD	7,784,338	ZAR	137,139,111	Standard Chartered Bank	3/15/23	—	(69,084)
USD	8,405,492	ZAR	148,082,168	Standard Chartered Bank	3/15/23	—	(74,597)
ZAR	154,950,000	USD	9,001,546	BNP Paribas	3/15/23	—	(128,163)
ZAR	28,374,780	USD	1,609,516	Citibank, N.A.	3/15/23	15,397	—
ZAR	2,312,923,528	USD	129,799,246	Goldman Sachs International	3/15/23	2,652,877	—
ZAR	35,000,000	USD	2,029,111	HSBC Bank USA, N.A.	3/15/23	—	(24,797)
ZAR	70,000,000	USD	4,030,955	JPMorgan Chase Bank, N.A.	3/15/23	—	(22,327)
ZAR	28,374,780	USD	1,610,619	Standard Chartered Bank	3/15/23	14,294	—
EUR	1,263,641	USD	1,352,538	Goldman Sachs International	3/16/23	—	(47,622)
EUR	7,567,412	USD	7,968,859	UBS AG	3/16/23	—	(712,634)
HUF	1,133,880,000	USD	3,099,891	Standard Chartered Bank	3/16/23	52,909	—

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	12,015,528,669	USD	30,223,221	UBS AG	3/16/23	$ 2,618,533	$ —
HUF	941,300,000	USD	2,598,162	UBS AG	3/16/23	38,867	—
UZS	6,557,558,138	USD	566,283	ICBC Standard Bank plc	3/16/23	921	—
USD	1,974,825	UYU	80,014,000	Citibank, N.A.	4/10/23	—	(68,658)
USD	2,001,971	UYU	81,250,000	Citibank, N.A.	4/10/23	—	(73,079)
USD	3,153,672	UYU	127,976,000	Citibank, N.A.	4/11/23	—	(114,112)
MYR	24,800,000	USD	5,699,839	Barclays Bank PLC	4/12/23	146,101	—
MYR	24,800,000	USD	5,692,643	Goldman Sachs International	4/12/23	153,297	—
MYR	1,600,000	USD	367,267	Goldman Sachs International	4/12/23	9,890	—
MYR	82,486,000	USD	19,112,563	Barclays Bank PLC	4/20/23	339,633	—
HUF	2,149,565,173	USD	6,071,798	Barclays Bank PLC	4/28/23	—	(61,141)
MYR	104,400,000	USD	24,599,435	Goldman Sachs International	5/10/23	47,470	—
USD	304,659	ZMW	5,986,547	Standard Chartered Bank	5/17/23	—	(1,505)
UZS	7,679,942,541	USD	653,612	ICBC Standard Bank plc	6/2/23	—	(9,449)
UZS	17,164,000,000	USD	1,400,000	ICBC Standard Bank plc	8/1/23	799	—
UZS	8,143,221,557	USD	648,862	JPMorgan Chase Bank, N.A.	10/24/23	4,946	—
UZS	2,692,778,443	USD	216,810	JPMorgan Chase Bank, N.A.	11/7/23	—	(1,464)
HUF	2,149,534,827	USD	6,071,712	Barclays Bank PLC	1/30/24	—	(73,025)
						$28,267,748	$(13,618,315)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/9/23	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 3,855,199	$ 125,861
2/9/23	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	882,840	12,834
2/10/23	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,142,617	117,373
2/10/23	COP	(28,680,000)	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	(6,149,410)	(6,794)
2/10/23	COP	36,489,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,815,259	121,183
2/14/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,324,261	25,418
2/16/23	COP	7,756,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,661,162	29,924
2/20/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,324,261	26,840
2/21/23	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,469,627	109,081
2/22/23	COP	5,496,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,177,121	20,158
2/24/23	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,905,693	19,447

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/24/23	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 9,245,216	$ 159,092
2/27/23	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,126,639	25,191
2/27/23	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	12,186,711	99,407
2/27/23	COP	24,000,000	Republic of Colombia, 7.75%, 8/26/26	Bank of America, N.A.	5,140,265	25,948
2/27/23	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	14,349,906	187,180
2/27/23	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	15,742,062	66,809
3/6/23	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	10,280,530	307,008
3/9/23	COP	4,072,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	872,132	21,065
3/24/23	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,047,008	(6,307)
						$1,486,718
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	3/8/23	$(2,933,023)	$ 58,010
Euro-Bund	(15)	Short	3/8/23	(2,231,159)	82,515
U.S. 5-Year Treasury Note	(18)	Short	3/31/23	(1,966,359)	(19,406)
					$121,119
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	204,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/24	$ (30,828)	$ —	$ (30,828)
BRL	137,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.55% (pays upon termination)	1/2/24	2,152	—	2,152

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	195,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	$ 39,417	$ —	$ 39,417
BRL	716,538	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.69% (pays upon termination)	1/2/24	181,241	—	181,241
BRL	180,220	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	184,658	—	184,658
BRL	184,280	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.15% (pays upon termination)	1/2/24	219,003	—	219,003
BRL	226,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.19% (pays upon termination)	1/2/24	287,253	—	287,253
BRL	71,470	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.24% (pays upon termination)	1/2/24	96,413	—	96,413
BRL	101,330	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.25% (pays upon termination)	1/2/24	139,714	—	139,714
BRL	155,360	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.34% (pays upon termination)	1/2/24	242,887	—	242,887
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,523,106	—	2,523,106
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(337,681)	—	(337,681)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(335,000)	—	(335,000)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(217,708)	—	(217,708)
BRL	12,750	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.49% (pays upon termination)	1/4/27	(22,066)	—	(22,066)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	68,045	—	68,045
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	42,956	—	42,956
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(571,571)	—	(571,571)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(116,887)	—	(116,887)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(437,014)	—	(437,014)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$ (767,139)	$ —	$ (767,139)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(917,858)	—	(917,858)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(410,107)	—	(410,107)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(510,396)	—	(510,396)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(83,420)	—	(83,420)
CLP	416,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	5,802	—	5,802
CLP	4,504,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	61,360	—	61,360
CLP	3,112,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	41,724	—	41,724
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	34,741	—	34,741
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	31,403	—	31,403
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	26,397	—	26,397
CLP	2,731,600	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	21,867	—	21,867
CLP	1,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	12,949	—	12,949
CLP	2,327,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	13,600	—	13,600
CLP	2,662,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	13,401	—	13,401
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(100,034)	—	(100,034)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(364,948)	—	(364,948)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(176,126)	—	(176,126)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	$ (461,525)	$ —	$ (461,525)
CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	29,464	—	29,464
CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	110,693	—	110,693
CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	22,954	—	22,954
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(1,618,787)	—	(1,618,787)
CNY	92,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(292,293)	—	(292,293)
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	(589,450)	—	(589,450)
CNY	59,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	12/21/27	(47,667)	—	(47,667)
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	217,542	—	217,542
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	419,095	—	419,095
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	391,179	—	391,179
COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	528,290	—	528,290
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	439,899	—	439,899
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	405,774	—	405,774
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	400,445	—	400,445
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	213,112	—	213,112
COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	654,498	—	654,498
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	383,306	—	383,306

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	$ 183,626	$ —	$ 183,626
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	765,052	—	765,052
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(523,784)	—	(523,784)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	50,796	—	50,796
COP	10,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	87,739	—	87,739
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	43,215	—	43,215
COP	5,496,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	32,142	—	32,142
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	18,366	—	18,366
COP	9,065,738	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	14,525	—	14,525
COP	3,383,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	2,218	(54)	2,164
COP	6,495,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	437	—	437
COP	17,723,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	575,293	—	575,293
COP	31,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(589,035)	—	(589,035)
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	310,750	—	310,750
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	221,505	—	221,505
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(967,051)	—	(967,051)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,243,768	—	1,243,768
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,692,179)	—	(1,692,179)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/6/26	(734,341)	—	(734,341)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	143,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.15% (pays annually)	9/21/27	$ 27,310	$ —	$ 27,310
CZK	96,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.40% (pays annually)	3/15/28	(58,063)	—	(58,063)
CZK	422,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(3,068,378)	—	(3,068,378)
CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(1,739,767)	—	(1,739,767)
CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(817,019)	—	(817,019)
CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	2,398,767	—	2,398,767
CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	(2,419,699)	—	(2,419,699)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(281,807)	—	(281,807)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,977,100)	—	(1,977,100)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	3,953,107	—	3,953,107
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(683,636)	—	(683,636)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,297,199)	—	(1,297,199)
KRW	5,560,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	14,214	—	14,214
KRW	6,141,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	19,991	—	19,991
KRW	3,414,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	5,338	—	5,338
KRW	3,676,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	8,359	—	8,359
KRW	5,357,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	12,432	—	12,432
KRW	3,098,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(2,646)	—	(2,646)
KRW	6,720,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	26,472	—	26,472
KRW	1,198,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/21/27	38,967	—	38,967
KRW	1,263,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.04% (pays quarterly)	12/21/27	41,767	—	41,767

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	1,923,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	12/21/27	$ 64,289	$ —	$ 64,289
KRW	211,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.08% (pays quarterly)	12/21/27	7,292	—	7,292
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(773,456)	—	(773,456)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(73,463)	(505)	(73,968)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(319,536)	(2,156)	(321,692)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(286,706)	—	(286,706)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,442,410	—	1,442,410
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	397,954	—	397,954
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	834,064	—	834,064
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(217,976)	—	(217,976)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(540,995)	—	(540,995)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	400,325	—	400,325
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,023,704)	—	(2,023,704)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	346,469	—	346,469
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,330,062)	—	(1,330,062)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(483,508)	—	(483,508)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(700,812)	—	(700,812)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(541,534)	—	(541,534)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	$ (583,621)	$ —	$ (583,621)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(256,722)	(3,495)	(260,217)
MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(372,170)	—	(372,170)
MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(110,442)	—	(110,442)
MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(1,155,462)	—	(1,155,462)
MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(45,229)	(236,051)	(281,280)
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(74,990)	—	(74,990)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(371,907)	—	(371,907)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(227,828)	—	(227,828)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(181,517)	—	(181,517)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(219,284)	—	(219,284)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(252,981)	—	(252,981)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(528,243)	—	(528,243)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(604,207)	—	(604,207)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(265,714)	—	(265,714)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(211,656)	—	(211,656)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(939,894)	—	(939,894)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	917,917	—	917,917
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(391,188)	—	(391,188)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(381,116)	—	(381,116)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,347,125)	—	(1,347,125)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,607,358	—	1,607,358
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	3,008,488	—	3,008,488

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	$ (164,155)	$ —	$ (164,155)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,184,205)	—	(1,184,205)
PLN	21,250	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(12,521)	—	(12,521)
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(126,265)	—	(126,265)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,944,124)	—	(1,944,124)
PLN	23,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	1,448,268	—	1,448,268
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	941,289	—	941,289
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,455,460)	—	(1,455,460)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	(92,804)	—	(92,804)
PLN	14,240	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(35,217)	—	(35,217)
PLN	16,260	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(132,625)	—	(132,625)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(62,764)	—	(62,764)
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	122,336	—	122,336
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(289,739)	—	(289,739)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(111,601)	—	(111,601)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	76,393	—	76,393
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	8/19/27	(16,265)	—	(16,265)
THB	219,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.02% (pays quarterly)	9/21/27	(28,156)	—	(28,156)
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.04% (pays quarterly)	9/21/27	(10,237)	—	(10,237)
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(376,936)	—	(376,936)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(380,329)	—	(380,329)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(38,725)	—	(38,725)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	68,300	—	68,300
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	29,146	—	29,146

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	$ (106,953)	$ —	$ (106,953)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.98% (pays quarterly)	8/24/25	(163,281)	58	(163,223)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(157,735)	124	(157,611)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	169,874	—	169,874
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(187,942)	247	(187,695)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	192,090	(558)	191,532
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(30,110)	—	(30,110)
ZAR	185,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	9/21/27	203,843	—	203,843
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(68,058)	708	(67,350)
Total						$(17,368,863)	$(241,682)	$(17,610,545)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (88,095)
Citibank, N.A.	MYR	8,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	3/15/28	15,244
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	52,410
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	42,916
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	17,006
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	41,398
Goldman Sachs International	MYR	7,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.71% (pays quarterly)	3/15/28	13,958
Goldman Sachs International	MYR	16,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	3/15/28	33,580
Goldman Sachs International	MYR	8,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	17,805
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(450,036)
JPMorgan Chase Bank, N.A.	MYR	8,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	17,141

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	$ 183,924
Total							$(102,749)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$(23)	$(3,651)	$(3,674)
Total				$(23)	$(3,651)	$(3,674)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 17,142,858 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	$3,993
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)*	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(58,092)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)*	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(200,696)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)*	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)*	Not Applicable/ 4/20/32	(24,645)
				$(279,440)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
KRW	– South Korean Won
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– New Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds they may be deemed affiliated was $124,919,064, which represents 10.6% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,198,985	$439,455,348	$(348,735,269)	$ —	$ —	$124,919,064	$1,386,178	124,919,064
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 23,251,223	$ —	$ 23,251,223
Loan Participation Notes	—	—	21,767,958	21,767,958
Sovereign Government Bonds	—	754,224,250	—	754,224,250
Short-Term Investments:
Affiliated Fund	124,919,064	—	—	124,919,064
Sovereign Government Securities	—	2,996,749	—	2,996,749
U.S. Treasury Obligations	—	136,917,420	—	136,917,420
Purchased Currency Options	—	908,429	—	908,429
Total Investments	$124,919,064	$ 918,298,071	$21,767,958	$1,064,985,093
Forward Foreign Currency Exchange Contracts	$ —	$ 50,260,964	$ —	$ 50,260,964
Non-Deliverable Bond Forward Contracts	—	1,499,819	—	1,499,819
Futures Contracts	140,525	—	—	140,525
Swap Contracts	—	31,319,976	—	31,319,976
Total	$125,059,589	$1,001,378,830	$21,767,958	$1,148,206,377
Liability Description
Written Currency Options	$ —	$ (274,170)	$ —	$ (274,170)
Forward Foreign Currency Exchange Contracts	—	(21,318,449)	—	(21,318,449)
Non-Deliverable Bond Forward Contracts	—	(13,101)	—	(13,101)

Emerging Markets Local Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (19,406)	$ —	$ —	$ (19,406)
Swap Contracts	—	(49,071,051)	—	(49,071,051)
Total	$ (19,406)	$ (70,676,771)	$ —	$ (70,696,177)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$29,380,678	$39,170,230	$2,887,584	$71,438,492
Realized gains (losses)	(1,000,732)	—	—	(1,000,732)
Change in net unrealized appreciation (depreciation)	817,405	—	—	817,405
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	(7,429,393)	—	—	(7,429,393)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3(1)	—	(39,170,230)	(2,887,584)	(42,057,814)
Balance as of January 31, 2023	$21,767,958	$ —	$ —	$ 21,767,958
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ (92,211)	$ —	$ —	$ (92,211)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$21,767,958	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.24%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Investment Valuation - Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.